ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2017
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Renren Inc. was incorporated in the Cayman Islands. Through its social networking internet platform, the Company, its consolidated subsidiaries, variable interest entities ("VIEs") and VIEs' subsidiaries (collectively referred to as the "Company") were primarily engaged in the operation of its social networking internet platform ("SNS") through which it provides online advertising services and internet value-added services ("IVAS") as well as the operation of financial services platform to provide internet finance services. During the second half year of 2017, the Company, through the acquisition of a number of used car dealerships in China, also started the business of used car trading which represented a significant portion of its operations for the year ended December 31, 2017. Refer to Note 5 for further details.

During 2015, the Company reached a resolution to dispose of its online gaming business ("Online Gaming"), which was subsequently sold in March 2016. The disposal of Online Gaming represented a strategic shift and had a major effect on the Company’s result of operations. Accordingly, revenues and expenses and cash flows related to the Online Gaming entities have been reclassified in the accompanying consolidated financial statements as discontinued operations for all periods presented. The consolidated balance sheet as of December 31, 2015, consolidated statements of operations and consolidated statements of cash flows for the year ended December 31, 2015 have been adjusted to reflect this change.

Beginning with the fourth quarter of 2014, the Company launched Renren Fenqi platform (“Renren Fenqi”), a financial service platform which provides financing to college students in China for making purchases on e-commerce platforms. From the first quarter of 2015, the Company started to provide credit financing to used automobile dealers and apartment rental financing to individuals and apartment agents. Additionally, during 2015, the Company also launched Renren Licai (“Renren Licai”), a platform through which the Company identifies individual investors and transfers the creditors’ rights arising from aforementioned financing to individual investors. Additionally, in August 2017, the Company stopped accepting new funds from Renren Licai. In the first and second quarter of 2016, the Company stopped providing apartment rental financing to individuals and apartment agents, and financing to college students, respectively. As of December 31, 2017, the principal element of the Company's financing business is its financing to used automobile dealers.

On September 30, 2016, the Company announced a plan to spin off a newly formed subsidiary, Oak Pacific Investment (the "OPI") that would hold the online talent show business ("Woxiu") and most of its investments in minority stakes in privately held companies. On December 22, 2016, the Company formed a special committee to review the terms of the proposed transaction. Subsequently, the Company revised the plan to substitute Beijing Zhenzhong Interactive Information Technology Co., Ltd ("Zhenzhong", a subsidiary of one of the Company's VIEs) for Woxiu. On April 30, 2018, the Company announced that OPI will offer newly issued ordinary shares of OPI in a private placement to those shareholders of Renren as of the Record Date who satisfy all three of the following criteria: (1) the shareholder is an “accredited investor,” as such term is defined under the U.S. Securities Act of 1933, as amended, (2) the shareholder is a “qualified purchaser,” as such term is defined under the U.S. Investment Company Act of 1940, as amended, and (3) the shareholder is not a resident of a jurisdiction where the offering would be illegal. Additionally, the Company also announced a cash dividend payable by Renren to all shareholders other than those shareholders who waive the cash dividend in connection with the private placement described above. The amount of the cash dividend will depend on the results of the private placement but Renren expects the cash dividend to be between US$0.4831 and US$0.6096 per ordinary share of Renren. The cash dividend and the private placement are part of an integrated series of transactions designed to address concerns that Renren may be deemed to be an investment company within the meaning of the Investment Company Act. Upon the closing of the private placement, Renren will no longer hold any shares of OPI and OPI will be entirely owned by the purchasers in the private placement. Following the transaction, the Company will no longer hold any shares of OPI and OPI will be deconsolidated from the Company's consolidated financial statements. Additionally, the Company concluded that the disposal of OPI represents a non-prorata distribution of shares of OPI to selected shareholders combined with a cash dividend to the remaining shareholders. The Company expects to account for the disposal of OPI at fair value and will record the distribution of OPI to selected shareholders and the payment of cash to the others at fair value in its consolidated financial statements at the time the transaction takes place.

As of December 31, 2017, Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries are as follows:

	Later of date		Percentage of
	of incorporation	Place of	legal ownership
Name of Subsidiaries	or acquisition	incorporation	by Renren Inc.	Principal activities
Subsidiaries:
CIAC/ChinaInterActiveCorp ("CIAC")	August 5, 2005	Cayman Islands	100%	Investment holding
Kaixin Auto Group (formerly named as Renren Wealth Inc.)	March 7, 2011	Cayman Islands	100%	Investment holding
Link224 Inc.	May 31, 2011	Cayman Islands	100%	Investment holding
Renren Lianhe Holdings	September 2, 2011	Cayman Islands	100%	Investment holding
Wole Inc.	October 27, 2011	Cayman Islands	100%	Investment holding
JiehunChina Inc. ("JiehunChina")	June 14, 2011	Cayman Islands	100%	Investment holding
Renren Gongying Inc.	October 2, 2015	Cayman Islands	100%	Investment holding
Renren Study Inc.	April 5, 2012	Cayman Islands	100%	Investment holding
Renren Finance, Inc.	December 15, 2014	Cayman Islands	100%	Internet business
Renren CRSP Holdings Inc.	October 14, 2016	Cayman Islands	100%	Investment holding
Renren CHYP Holdings Inc.	October 14, 2016	Cayman Islands	100%	Investment holding
Renren PLML Holdings Inc.	October 14, 2016	Cayman Islands	100%	Investment holding
Renren KURY Holdings Inc.	October 14, 2016	Cayman Islands	100%	Investment holding
Renren ONER Holdings Inc.	October 14, 2016	Cayman Islands	100%	Investment holding
Renren BLCR Holdings Inc.	October 14, 2016	Cayman Islands	100%	Investment holding
Renren ZHCH Holdings Inc.	October 14, 2016	Cayman Islands	100%	Investment holding
Renren LSTAR Holdings Inc.	October 17, 2016	Cayman Islands	100%	Investment holding
Renren CHRYPH Holdings Inc.	October 31, 2016	Cayman Islands	100%	Investment holding
Renren SF Holdings Inc.	January 9, 2017	Cayman Islands	100%	Investment holding
Oak Pacific Investment	September 14, 2017	Cayman Islands	100%	Investment holding
Jet Sound Hong Kong Company Limited	May 7, 2011	Hong Kong	100%	Investment holding
Renren Game Hong Kong Limited ("Game HK")	March 8, 2012	Hong Kong	100%	Investment holding
Renren Giant Way Limited ("Renren Giant Way")	May 17, 2012	Hong Kong	100%	Investment holding
Renren Lianhe (Hong Kong) Co. Limited.	May 16, 2016	Hong Kong	100%	Investment holding
Renren Winday Company Limited.	July 26, 2016	Hong Kong	100%	Investment holding
Renren Giantly Limited.	August 16, 2016	Hong Kong	100%	Investment holding
Renren Gentle Height Company Limited.	December 7, 2016	Hong Kong	100%	Investment holding
Chime Technologies, Inc.	September 7, 2012	USA	100%	Internet business
Renren U.S. Holdco, Inc.	July, 2017	USA	100%	Investment holding
Sindeo Inc.	July 3, 2017	USA	100%	Internet business
Geographic Farming LLC	Auguest 24, 2017	USA	100%	Internet business
Trucker Path Inc.	December 28, 2017	USA	100%	Internet business
Qianxiang Shiji Technology Development (Beijing) Co., Ltd. ("Qianxiang Shiji")	March 21, 2005	PRC	100%	Investment holding
Beijing Woxiu Information Technology Co. Ltd. ("Beijing Woxiu")	October 27, 2011	PRC	100%	Investment holding
Beijing Jiexun Shiji Technology Development Co., Ltd. ("Jiexun Shiji")	April 26, 2012	PRC	100%	Investment holding
Renren Huijin (Tianjin) Technology Co., Ltd. ("Huijin")	October 10, 2012	PRC	100%	Investment holding
Joy Interactive (Beijing) Technology Development Co., Ltd.	April 24, 2013	PRC	100%	Investment holding
Shanghai Renren Financial Leasing Co., Ltd	May 25, 2015	PRC	100%	Internet business
Qianxiang Lianhe Technology Development (Beijing) Co., Ltd	November 12, 2016	PRC	100%	Internet business
Shanghai Renren Automobile Technology Co., Ltd	August 18, 2017	PRC	100%	Investment holding
Renren Zhenhan Technology Development (Beijing) Co., Ltd	November 13, 2017	PRC	100%	Investment holding

Variable Interest Entities:
Beijing Qianxiang Tiancheng Technology Development Co., Ltd. ("Qianxiang Tiancheng")	October 28, 2002	PRC	N/A	IVAS business
Guangzhou Xiuxuan Brokers Co., Ltd.(“Guangzhou Xiuxuan”)	September 22, 2014	PRC	N/A	IVAS business
Beijing Qianxiang Yixin Technology Development Co., Ltd	September 1, 2016	PRC	N/A	Investment holding
Shanghai Qianxiang Changda Internet Information Technology Development Co., Ltd. ("Shanghai Changda")	October 25, 2010	PRC	N/A	Internet business
Shanghai Jieying Automobile Sales Co., Ltd. ("Shanghai Jieying")	Feburay 27, 2017	PRC	N/A	Automobile business

Subsidiaries of Variable Interest Entities:
Beijing Qianxiang Wangjing Technology Development Co., Ltd. ("Qianxiang Wangjing")	November 11, 2008	PRC	N/A	Internet business
Beijing Wole Shijie Information Technology Co., Ltd. ("Wole Shijie")	October 27, 2011	PRC	N/A	Technology development and service
Beijing Kirin Wings Technology Development Co., Ltd.	January 16, 2013	PRC	N/A	Internet business
Beijing Zhenzhong Hudong Information Technology Co., Ltd.	December 23, 2014	PRC	N/A	Internet business
Shanghai Wangjing Commercial Factoring Co., Ltd.	July 28, 2015	PRC	N/A	Factoring business
Beijing Jingwei Zhihui Information Technology Co., Ltd. (“Jingwei Zhihui”)	March 19, 2014	PRC	N/A	Internet business
Shanghai Wangjing Investment Management Co., Ltd.	April 20, 2015	PRC	N/A	Internet business
Shanghai Mumian Interactive Internet Information Service Co., Ltd.	June 16, 2016	PRC	N/A	IVAS business
Fenqi Winday Company Limited,	February 29, 2016	Hong Kong	N/A	Internet business
Guangzhou Qunge Information Technology Co., Ltd.	August 26, 2016	PRC	N/A	IVAS business
Tianjin Zhenzhong Interactive Information Technology Co., Ltd.	April 8, 2016	PRC	N/A	Investment holding
Beijing Qianxiang Wanxin Technology Development Co., Ltd.	November 18, 2016	PRC	N/A	Investment holding
Shanghai Heiguo Internet Information Technology Co., Ltd.	Feburary 27,2017	PRC	N/A	Investment holding
Renren (Tianjin) Insurance Broker Co,. Ltd.	August 24, 2017	PRC	N/A	Investment holding
Renren Zhencai Technology Development (Beijing) Co., Ltd.	December 15, 2017	PRC	N/A	Investment holding
Jieying Baolufeng Automobile Sales (Shenyang) Co., Ltd.	June 14, 2017	PRC	N/A	Automobile business
Chongqing Jieying Shangyue Automobile Sales Co., Ltd.	July 3, 2017	PRC	N/A	Automobile business
Jiangsu Jieying Ruineng Automobile Sales Co., Ltd.	May 16, 2017	PRC	N/A	Automobile business
Dalian Yiche Jieying Automobile Sales Co., Ltd.	June 27, 2017	PRC	N/A	Automobile business
Henan Jieying Hengxin Automobile Sales Co., Ltd.	June 29, 2017	PRC	N/A	Automobile business
Shandong Jieying Huaqi Automobile Service Co., Ltd.	July 20, 2017	PRC	N/A	Automobile business
Neimenggu Jieying Kaihang Automobile Sales Co., Ltd.	July 14, 2017	PRC	N/A	Automobile business
Hangzhou Jieying Yifeng Automobile Sales Co., Ltd.	August 1, 2017	PRC	N/A	Automobile business
Jilin Jieying Taocheguan Automobile Sales Co., Ltd.	October 31, 2017	PRC	N/A	Automobile business
Suzhou Jieying Chemaishi Automobile Sales Co., Ltd.	October 27, 2017	PRC	N/A	Automobile business
Cangzhou Jieying Bole Automobile Sales Co., Ltd.	August 10, 2017	PRC	N/A	Automobile business
Shanghai Jieying Diyi Automobile Sales Co., Ltd.	October 19, 2017	PRC	N/A	Automobile business
Ningxia Jieying Xianzhi Automobile Sales Co., Ltd.	July 26, 2017	PRC	N/A	Automobile business
Wuhan Jieying Chimei Automobile Sales Co., Ltd.	November 20, 2017	PRC	N/A	Automobile business

The VIE arrangements

PRC regulations currently limit direct foreign ownership of business entities providing value-added telecommunications services, online advertising services and internet services in the PRC where certain licenses are required for the provision of such services. To comply with these PRC regulations, the Company conducts substantially all of its businesses through the VIE Qianxiang Tiancheng as well as its respective subsidiaries. Prior to March 2016, the Company also conducted its business through a VIE Jingwei Zhihui, which became a wholly owned subsidiary of Qianxiang Tiancheng in March 2016. Qianxiang Tiancheng is mainly engaged in the provision of online advertising, IVAS and internet finance services. Jingwei Zhihui is mainly engaged in the provision of internet finance services. From June 2017, the Company also operates the used car trading business through a newly found VIE, Shanghai Jieying.

Qianxiang Shiji ("WFOE"), a wholly owned subsidiary of CIAC, and Shanghai Renren Automotive Technology Co., Ltd, or Shanghai Automotive ("WFOE"), a wholly owned subsidiary of Jet Sound Hong Kong Company Limited., entered into a series of contractual arrangements with the VIEs that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and has consolidated the VIEs' financial results of operations, assets and liabilities in the Company's consolidated financial statements. In making the conclusion that the Company is the primary beneficiary of the VIEs, the Company believes the Company's rights under the terms of the exclusive option agreement and power of attorney are substantive given the substantive participating rights held by SB Pan Pacific Corporation as it relates to operating matters, which provide it with a substantive kick out right.

More specifically, the Company believes the terms of the contractual agreements are valid, binding and enforceable under PRC laws and regulations currently in effect. In particular the Company also believes that the minimum amount of consideration permitted by the applicable PRC law to exercise the exclusive option does not represent a financial barrier or disincentive for the Company to currently exercise its rights under the exclusive option agreement. A simple majority vote of the Company's board of directors is required to pass a resolution to exercise the Company's rights under the exclusive option agreement, for which the consent from Mr. Joe Chen, who holds the most voting interests in the Company and is also the Company's chairman and CEO, is not required. The Company's rights under the exclusive option agreement give the Company the power to control the shareholders of the VIEs and thus the power to direct the activities that most significantly impact the VIEs' economic performance. In addition, the Company's rights under the powers of attorney also reinforce the Company's abilities to direct the activities that most significantly impact the VIEs' economic performance. The Company also believes that this ability to exercise control ensures that the VIEs will continue to execute and renew service agreements and pay service fees to the Company. By charging service fees at the sole discretion of the Company, and by ensuring that service agreements are executed and renewed indefinitely, the Company has the rights to receive substantially all of the economic benefits from the VIEs.

The VIEs and their subsidiaries hold the requisite licenses and permits necessary to conduct the Company's business under the current business arrangements.

The contractual agreements below provide the Company with the power to direct the activities that most significantly affect the economic performance of the VIEs and enable the Company to receive substantially all of economic benefits and absorb the losses of the VIEs.

(1)
Power of Attorney: WFOEs hold irrevocable power of attorney executed by the legal owners of the VIEs to exercise their voting rights on, including but not limited to dividend declaration, all matters at meetings of the legal owners of the VIEs and through such power of attorney has the right to control the operations of the VIEs. The power of attorney for Qianxiang Tiancheng will remain in force for ten years until December 22, 2020, and will be automatically renewed upon the extension of the terms of the relevant business operations agreements until the earlier of the following events: (i) nominee loses his/her position in Qianxiang Shiji or Qianxiang Shiji issue a written notice to dismiss or replace nominee; and (ii) the business operations agreements among Qianxiang Shiji, Qianxiang Tiancheng and Qianxiang Tiancheng's shareholders terminate or expire. The power of attorney for Shanghai Jieying became effective on August 18, 2017 and will remain effective as long as Shanghai Jieying exist. The shareholders of Shanghai Jieying do not have the right to terminate or revoke the power of attorney without the prior written consent of Shanghai Automotive.

(2)
Business Operations Agreement: The business operations agreements specifically and explicitly grant WFOEs the principal operating decision making rights, such as appointment of the directors and executive management, of the VIEs.

The terms of the business operations agreements are ten years and will be extended automatically for another ten years unless the WFOEs provide a 30-day advance written notice to the VIEs and to each of the VIEs' shareholders requesting not to extend the term three months prior to the expiration dates of December 22, 2020 and August 17, 2027, respectively. Neither the VIEs nor any of the VIEs' shareholders may terminate the agreements during the terms or the extensions of the terms.

(3)
Exclusive Equity Option Agreement : Under the exclusive equity option agreement, the WFOEs have the exclusive right to purchase the equity interests of the VIEs from the registered legal equity owners as far as PRC regulations permit a transfer of legal ownership to foreign ownership. The WFOEs can exercise the purchase right at any portion and any time in the 10-year agreement period.

Without the WFOE's consent, the VIEs' shareholders shall not transfer, donate, pledge, or otherwise dispose their equity shareholdings in the VIEs in any way. The equity option agreement will remain in full force and effect until the earlier of: (i) the date on which all of the equity interests in the VIEs have been acquired by the respective WFOE or its designated representative(s); or (ii) the receipt of the 30-day advance written termination notice issued by the respective WFOE to the shareholders of the VIEs. The term of these agreements will be automatically renewed upon the extension of the term of the relevant exclusive equity option agreement.

(4)
Spousal Consent Agreement: The spouse of each of the shareholders of Qianxiang Tiancheng acknowledged that certain equity interests of Qianxiang Tiancheng held by and registered in the name of his/her spouse will be disposed of pursuant to the equity option agreements. These spouses understand that such equity interests are held by their respective spouse on behalf of Qianxiang Shiji, and they will not take any action to interfere with the disposition of such equity interests, including, without limitation, claiming that such equity interests constitute communal property of marriage.

The spouse of each of the shareholders of Shanghai Jieying acknowledged that certain equity interests of Shanghai Jieying, held by and registered in the name of his/her spouse would be disposed of pursuant to the loan agreement, equity option agreement and equity interest pledge agreement of which they were respectively a party, and they will not take any action to interfere with such arrangement, including claiming that such equity interests constitute property or communal property between his/her spouse and himself/herself.

(5)
Exclusive Technical and Consulting Services Agreement : The WFOEs and registered shareholders irrevocably agree that the WFOEs shall be the exclusive technology service provider to the VIEs in return for a service fee which is determined at the sole discretion of the WFOEs.

The term of each of agreement is ten years and will be extended automatically for another ten years unless terminated by the WFOEs. The WFOEs can terminate the agreement at any time by providing a 30-day prior written notice. The VIEs are not permitted to terminate the agreements prior to the expiration of the terms by December 22, 2020 and August 17, 2027, respectively, unless the WFOEs fail to comply with any of their obligations under this agreement and such breach makes the WFOEs unable to continue to perform the agreements.

(6)
Intellectual Property License Agreement: The WFOEs and registered shareholders agree that the WFOEs shall have the exclusive right to license its intellectual property rights to the VIEs in return for a license fee. The license fee is determined at the discretion of the Company. The term of these agreements will be automatically renewed upon the extension of the term of the relevant intellectual property license agreement.

The term of the agreement will be extended for another five years with both parties' consents. The WFOEs may terminate the agreement at any time by providing a 30-day prior written notice. Any party may terminate the agreement immediately with written notice to the other party if the other party materially breaches the relevant agreement and fails to cure its breach within 30 days from the date it receives the written notice specifying its breach from the non-breaching party. The parties will review the agreement every three months and determine if any amendment is needed.

(7)
Loan Agreements: Under loan agreements between the WFOEs and each of the shareholders of the VIEs, the WFOEs made interest-free loans to the shareholders of exclusively for the purpose of the initial capitalization and the subsequent financial needs of the VIEs. The loans can only be repaid with the proceeds derived from the sale of all of the equity interests in the VIEs to the WFOEs or their designated representatives pursuant to the equity option agreements. The term of each of these loans is ten years from the actual drawing down of such loans by the shareholders of the VIEs, and will be automatically extended for another ten years unless a written notice to the contrary is given by the WFOEs to the shareholders of the VIEs three months prior to the expiration of the loan agreements.

(8)
Equity Interest Pledge Agreement: Shareholders of the VIEs have pledged all of their equity interests in the VIEs with their respective WFOEs and the WFOEs are entitled to certain rights to sell the pledged equity interests through auction or other means if the VIEs or the shareholders default in their obligations under other above-stated agreements.

These agreements are substantially the same, and that the equity interest pledge has become effective and will expire on the earlier of: (i) the date on which the VIEs and their shareholders have fully performed their obligations under the loan agreements, the exclusive technical service agreement, the intellectual property right license agreement and the equity option agreements; (ii) the enforcement of the pledge by the WFOEs pursuant to the terms and conditions under this agreement to fully satisfy its rights under such agreements; or (iii) the completion of the transfer of all equity interests of the VIEs by the shareholders of the VIEs to another individual or legal entity designated by the WFOEs pursuant to the equity option agreement and no equity interests of the VIEs are held by such shareholders.

Risks in relation to the VIE structure

The Company and the Company's legal counsel believe that Qianxiang Shiji's and Shanghai Automotive's contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company's ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

⋅	Revoke the business and operating licenses of the WFOEs, the VIEs and their subsidiaries;
⋅	Discontinue or restrict the operations of any related-party transactions among the WFOEs, the VIEs and their subsidiaries;
⋅	Impose fines or other requirements on the WFOEs, the VIEs and their subsidiaries;
⋅	Require the Company or the WFOEs, the VIEs and their subsidiaries to revise the relevant ownership structure or restructure operations; and/or
⋅	Restrict or prohibit the Company's use of the proceeds of the additional public offering to finance the Company's business and operations in China.

The Company's ability to conduct its business including online advertising, online gaming (discontinued after the Company's resolution to dispose of Online Gaming in 2015), online talent show, other internet value added services, used car trading business and internet finance services may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate the VIEs and the VIEs' subsidiaries in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and the VIEs' subsidiaries and shareholders, and it may lose the ability to receive economic benefits from the VIEs and the VIEs' subsidiaries.

Certain shareholders of the VIEs are also shareholders of the Company. The interests of the shareholders of the VIEs may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, shareholders of the VIEs will act in the best interests of the Company or that conflicts of interests will be resolved in the Company's favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of the VIEs may encounter in their capacity as beneficial owners and directors of the VIEs. The Company believes the shareholders of the VIEs will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of the VIEs as beneficial shareholders of the VIEs should they act to the detriment of the Company. The Company relies on the current shareholders of VIEs whom also are directors and executive officers of the Company, to fulfill their fiduciary duties and abide by laws of Cayman Islands and act in the best interest of the Company or that conflicts will be resolved in the Company’s favor. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of the VIEs, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The Company's ability to control the VIEs also depends on the power of attorney that the WFOEs have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

The following financial statement balances and amounts of the Company’s VIEs were included in the accompanying consolidated financial statements after elimination of intercompany balances and transactions between the offshore companies, WFOEs, VIEs and VIEs’ subsidiaries. As of December 31, 2016 and 2017, the balance of the amounts payable by the VIEs and their subsidiaries to the WFOEs related to the service fees were $ nil.

	As of December 31,
	2016	2017

Cash and cash equivalents	$55,908	$8,188
Restricted cash	288	51
Short-term investments	410	-
Accounts receivable, net	4,702	1,584
Financing receivable, net	228,224	145
Inventory	-	95,012
Prepaid expenses and other current assets	17,988	37,422
Amounts due from related parties	10,219	11,624

Total current assets	317,739	154,026

Long-term financing receivable, net	330	-
Property and equipment, net	1,058	507
Long-term investments	36,470	43,979
Goodwill	-	89,274
Other non-current assets	876	835

Total non-current assets	38,734	134,595

Total assets	$356,473	$288,621

Accounts payable	$5,423	$19,476
Short-term debt	7,202	12,296
Accrued expenses and other current liabilities	11,277	17,498
Payable to investors	182,810	7,153
Amounts due to related parties	222	7,013
Deferred revenue	5,804	10,164
Contingent consideration	-	5,944
Income tax payable	7,163	10,380

Total current liabilities	219,901	89,924

Long-term contingent consideration	-	60,850

Total non-current liabilities	-	60,850

Total liabilities	$219,901	$150,774

	Years ended December 31,
	2015	2016	2017

Net revenues	$39,017	$61,948	$181,253
Loss from continuing operations	$(68,991)	$(31,997)	$(42,245)
Income from discontinued operations	$4,302	$829	$-

	Years ended December 31,
	2015	2016	2017

Net cash provided by (used in) operating activities	$34,652	$68,374	$(146,911)
Net cash (used in) provided by investing activities	$(102,061)	$(187,621)	$22,943
Net cash provided by financing activities	$55,928	$148,080	$37,208

The VIEs contributed an aggregate of 94.9%, 97.8% and 89.7% of the consolidated net revenues for the years ended December 31, 2015, 2016 and 2017, respectively. As of the fiscal years ended December 31, 2016 and 2017, the VIEs accounted for an aggregate of 30.3% and 24.2%, respectively, of the consolidated total assets, and 50.2% and 31.1%, respectively, of the consolidated total liabilities. The assets not associated with the VIEs primarily consist of cash and cash equivalents and long-term investments.

There are no consolidated VIEs' assets that are collateral for the VIEs' obligations and can only be used to settle the VIEs' obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, which require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 26 for disclosure of restricted net assets.

Consolidated Plans

In January 2016 and September 2016, the Company originated the issuance of two Shanghai Renren Finance Leasing Asset-Backed Special Plans, approximating $46.1 million (RMB299.8 million) and $78.5 million (RMB510.6 million), respectively. The Plans are collateralized by certain financing receivables arising from the Company's used car financing business. The plan will expire by the end of May 2018.

The Plans consist of three tranches: AAA-rated senior securities (covering 68.0% and 70.5% of the total securities issued, respectively) and AA-rated senior securities (covering 10.5% and 11.0% of the total securities issued, respectively) which were purchased by external investors, and subordinate securities (covering 21.5% and 18.5% of the total securities issued, respectively) held by the Company. The Company also provided a guarantee to secure the full repayment of the principal and interest of the external investors in the Plans.

The Company holds significant variable interests in the Plans through holding the subordinate securities and the guarantee provided, from which the Company has the right to receive benefits from the Plans that could potentially be significant to the Plans.

The Company also has power to direct the activities of the Plans that most significantly impact the economic performance of the Plans by making revolving purchases of underlying financing receivables and providing payment collection services from the underlying financing receivables.

Accordingly, the Company is considered the primary beneficiary of the Plans and has consolidated the Plans' assets, liabilities, results of operations, and cash flows in the accompanying consolidated financial statements.

The assets of the Plans are not available to creditors of the Company. In addition, the investors of the Plans have no recourse against the assets of the Company.

The following financial statement amounts and balances of the Plans were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	As of December 31,
	2016	2017

Financing receivable, net	$73,549	$78,485

Total assets	$73,549	$78,485

Accrued expenses and other current liabilities	$4	$4
Payable to investors	141	64,087
Long-term payable to investors	59,916	-

Total liabilities	$60,061	$64,091

	Years ended December 31,
	2015	2016	2017

Net revenues	-	-	-
Net loss	-	$375	$91

Years ended December 31,
	2015	2016	2017

Net cash provided by operating activities	-	-	-
Net cash provided by investing activities	-	-	-
Net cash provided by financing activities	-	-	-